Other assets - Non-current and current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other assets abstract
Guarantees and deposits given - Non-Current	$ 2,208	$ 2,022
Guarantees and deposits given - Current	11	8
Guarantees and deposits given - Total	2,219	2,030
Prepayments and accrued income - Non-Current	16
Prepayments and accrued income - Current	3,672	2,977
Prepayments and accrued income - Total	3,688	2,977
Biological assets - Non-Current	7,790	27,279
Biological assets - Total	7,790	27,279
Other assets - Non-Current	472	758
Other assets - Current	5,130	6,941
Other assets - Total	5,602	7,699
Non-Current	10,486	30,059
Current	8,813	9,926
Total	$ 19,299	$ 39,985